World Omni Auto Receivables Trust 2008-B Monthly Servicer Certificate September 30, 2008	Exhibit 99.1

Dates Covered
Collections Period	09/01/08 - 09/30/08
Interest Accrual Period	09/15/08 - 10/14/08
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/08	800,622,946.11	47,714
Yield Supplement Overcollateralization Amount at 08/31/08	17,583,557.52	0

Receivables Balance at 08/31/08	818,206,503.63	47,714
Principal Payments	22,182,711.74	548
Defaulted Receivables	199,532.76	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/08	16,799,799.07	0

Pool Balance at 09/30/08	779,024,460.06	47,155

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	844,948,876.89	48,396
Delinquent Receivables:
Past Due 31-60 days	8,781,124.30	539
Past Due 61-90 days	2,213,574.62	111
Past Due 91 + days	274,707.97	13

Total	11,269,406.89	663

Total 31+ Delinquent as % Ending Pool Balance	1.45%

Recoveries	139,554.06

Aggregate Net Losses—September 2008	59,978.70

Overcollateralization Target Amount	25,318,294.95

Actual Overcollateralization	22,808,460.29

Weighted Average APR, Yield Adjusted	8.51%

Weighted Average Remaining Term	59.42

Flow of Funds	$ Amount
Collections	27,416,430.20
Advances	41,684.71
Investment Earnings on Cash Accounts	69,361.15
Servicing Fee	(681,838.75)
Interest Rate Swap Receipt	0.00

Available Funds	26,845,637.31

Distributions of Available Funds
(1) Monthly Swap Payment Amount	75,697.92
(2) Class A Interest	2,584,130.20
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	1,377,348.90
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	22,808,460.29
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	26,845,637.31

Servicing Fee	681,838.75
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	57,851,000.00

Total Class A & B
Note Balance @ 09/15/08	780,401,808.96
Principal Paid	24,185,809.19
Note Balance @ 10/15/08	756,215,999.77

Class A-1
Note Balance @ 09/15/08	158,550,808.96
Principal Paid	24,185,809.19
Note Balance @ 10/15/08	134,364,999.77
Note Factor @ 10/15/08	72.2392472%

Class A-2
Note Balance @ 09/15/08	240,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/08	240,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class A-3a
Note Balance @ 09/15/08	134,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/08	134,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class A-3b
Note Balance @ 09/15/08	65,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/08	65,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class A-4
Note Balance @ 09/15/08	125,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/08	125,000,000.00
Note Factor @ 10/15/08	100.0000000%

Class B
Note Balance @ 09/15/08	57,851,000.00
Principal Paid	0.00
Note Balance @ 10/15/08	57,851,000.00
Note Factor @ 10/15/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,584,130.20
Total Principal Paid	24,185,809.19

Total Paid	26,769,939.39

Class A-1
Coupon	2.99840%
Interest Paid	396,165.62
Principal Paid	24,185,809.19

Total Paid to A-1 Holders	24,581,974.81

Class A-2
Coupon	4.13000%
Interest Paid	826,000.00
Principal Paid	0.00

Total Paid to A-2 Holders	826,000.00

Class A-3a
Coupon	5.13000%
Interest Paid	572,850.00
Principal Paid	0.00

Total Paid to A-3a Holders	572,850.00

Class A-3b
One-Month Libor	2.48750%
Coupon	3.83750%
Interest Paid	207,864.58
Principal Paid	0.00

Total Paid to A-3b Holders	207,864.58

Class A-4
Coupon	5.58000%
Interest Paid	581,250.00
Principal Paid	0.00

Total Paid to A-4 Holders	581,250.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1987708
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9384530

Total Distribution Amount	33.1372238

A-1 Interest Distribution Amount	2.1299227
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.0312322

Total A-1 Distribution Amount	132.1611549

A-2 Interest Distribution Amount	3.4416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	3.4416667

A-3a Interest Distribution Amount	4.2750000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	4.2750000

A-3b Interest Distribution Amount	3.1979166
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	3.1979166

A-4 Interest Distribution Amount	4.6500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.6500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	56.95
Noteholders’ Principal Distributable Amount	943.05

Account Balances	$ Amount

Advances
Balance as of 08/31/08	94,783.35
Balance as of 09/30/08	136,468.06
Change	41,684.71

Reserve Fund
Balance as of 08/31/08	2,071,032.59
Investment Earnings	4,763.07
Prior Month’s Investment Earnings Paid	(4,916.89)
Withdrawal	0.00
Balance as of 09/30/08	2,070,878.77
Change	(153.82)

Reserve Fund Requirement	2,066,115.70